Advances for vessel acquisitions and Vessels, net	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Advances for vessel acquisitions and Vessels, net
Advances for vessel acquisitions and Vessels, net

4.Advances for vessel acquisitions and Vessels, net

Vessel Acquisition

On June 13, 2022, the Company signed, through its wholly-owned subsidiary Darrit Shipping Company Inc., a Memorandum of Agreement, as amended, to acquire from DSI, a Capesize dry bulk vessel, the m/v Baltimore, of 177,243 dwt, for a purchase price of $22,000. Of the purchase price, 20% or $4,400 was paid in cash upon signing of the Memorandum of Agreement and is included in Advances for vessel acquisitions in the accompanying unaudited interim consolidated balance sheet as of June 30, 2022. The vessel was delivered to the Company on September 20, 2022 and the Company paid the balance of the purchase price in shares of its newly issued Series D preferred stock, the terms of which were mutually agreed between the Company and DSI Note 9(d)). The purchase of this vessel was made pursuant to the Company’s exercise of a right of first refusal granted to the Company by DSI on six identified vessels based on an agreement dated November 8, 2021 (Note 3(c)). The acquisition of the vessel was approved by a committee of independent members of the Company’s Board of Directors.

Vessels’ contribution

On November 29, 2021, entities Cypres Enterprises Corp., Darien Compania Armadora S.A., and Marfort Navigation Company Limited, whose substantially all assets were vessels Protefs, Calipso and Salt Lake City, respectively, were contributed to the Company by Diana Shipping in connection with the Spin-Off (Note 3(c)).

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During the period ended December 31, 2021, and June 30, 2022, the additions to vessels’ cost amounted to $42 and $378, respectively.

The amounts reflected in Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
– Additions for improvements	378	—	378
– Depreciation for the period	—	(2,024)	(2,024)
Balance, June 30, 2022	$46,460	$(2,378)	$44,082

4. Vessels, net

Vessels’ contribution

On November 29, 2021, entities Cypres Enterprises Corp., Darien Compania Armadora S.A., and Marfort Navigation Company Limited, whose substantially all assets were vessels Protefs, Calipso and Salt Lake City, respectively, were contributed to the Company by Diana Shipping in connection with the Spin-Off (Note 3(c)).

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During the period ended December 31, 2021, the additions to vessels’ cost amounted to $42.

The amounts reflected in Vessels, net in the accompanying consolidated balance sheet are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
– Vessels contributed by DSI	$46,040	—	$46,040
– Additions and improvements	42	—	42
– Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728